COMBINED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Equity attributable to owners of parent Brookfield Corporation	Equity attributable to owners of parent Class A exchangeable and Class B	Equity attributable to owners of parent Class C shareholders	Share Capital Brookfield Corporation	Share Capital Class A exchangeable and Class B	Share Capital Class C shareholders	Accumulated Surplus (Deficit) Brookfield Corporation	Accumulated Surplus (Deficit) Class A exchangeable and Class B	Accumulated Surplus (Deficit) Class C shareholders	Accumulated Other Comprehensive Income (Loss) Brookfield Corporation	Accumulated Other Comprehensive Income (Loss) Class A exchangeable and Class B	Accumulated Other Comprehensive Income (Loss) Class C shareholders	Non-controlling interests
Beginning balance at Dec. 31, 2019		$ 66	$ 66	$ 0	$ 0	$ 65	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1	$ 0	$ 0	$ 0
Changes in the year:
Net income (loss)		1	1						1
Other comprehensive income (loss)		3	3									3
Comprehensive income (loss)		4	4						1			3
Equity issuances / Reorganization		13	13			13
Total change in the year		17	17			13			1			3
Ending balance at Dec. 31, 2020		83	83	0	0	78	0	0	1	0	0	4	0	0	0
Changes in the year:
Net income (loss)		(44)	5	3	(52)				5	3	(52)
Other comprehensive income (loss)		(15)	1		(16)							1		(16)
Comprehensive income (loss)		(59)	6	3	(68)				5	3	(52)	1		(16)
Equity issuances / Reorganization	[1]	1,424	(78)	539	963	(78)	539	963
Return of capital	[2]	(3)		(3)			(3)
Other	[3]	(10)	(11)		1				(6)		1	(5)
Total change in the year		1,352	(83)	539	896	(78)	536	963	(1)	3	(51)	(4)		(16)
Ending balance at Dec. 31, 2021		1,435	$ 0	539	896	$ 0	536	963	$ 0	3	(51)	$ 0	0	(16)	0
Changes in the year:
Net income (loss)		492		6	484					6	484				2
Other comprehensive income (loss)		(823)			(823)									(823)
Comprehensive income (loss)		(331)		6	(339)					6	484			(823)	2
Equity issuances / Reorganization		461			450			450							11
Distributions	[4]	(64)		(59)			(59)								(5)
Derecognition of equity accounted investments		(44)			(44)									(44)
Other		0		(54)	54		(54)	54
Total change in the year		22		(107)	121		(113)	504		6	484			(867)	8
Ending balance at Dec. 31, 2022		$ 1,457		$ 432	$ 1,017		$ 423	$ 1,467		$ 9	$ 433		$ 0	$ (883)	$ 8

[1]	See Note 1(b) for details regarding the Spin-off and reorganization.
[2]	The company distributed $0.13 in the form of a return of capital per each Class A exchangeable and Class B share in the third and fourth quarters of 2021.
[3]	See Note 2(c) for details regarding the common control transaction.
[4]	The company distributed $0.14 in the form of a return of capital per each Class A exchangeable and Class B share in each quarter of 2022. In addition, the company completed a special distribution of shares of Brookfield Asset Management Ltd. (the “Manager shares”) to the holders of the company’s class A exchangeable shares and class B shares in the amount of $5.481 per share in the fourth quarter of 2022.